Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense [Abstract]
Federal	$ 13,897	$ 26,510	$ 20,904
State	1,756	2,221	1,524
Total current tax expense	15,653	28,731	22,428
Enactment of Federal Tax Reform	0	5,054	0
Deferred tax (benefit) expense	2,556	(183)	3,261
Total income tax expense	18,209	33,602	25,689
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(5,204)	(4,087)
Difference in reporting the allowance for loan losses, net	12,082	12,002
Other income or expense not yet reported for tax purposes	(210)	(327)
Depreciable assets	(1,961)	(325)
Net deferred tax asset at end of year	4,707	7,263	12,134
Net deferred tax asset at beginning of year	7,263	12,134
Enactment of Federal Tax Reform	0	5,054	0
Deferred tax expense	2,556	(183)	$ 3,261
Deferred tax assets, unrealized losses on available-for-sale securities	3,700	2,300
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	(200)	$ (1,200)
Tax Cuts and Jobs Act [Abstract]
Re-measurement of deferred tax asset, Provisional income tax expense	$ 5,100
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from [Abstract]
Tax exempt income	(0.10%)	(0.10%)	(0.10%)
State income tax, net of federal tax benefit	2.40%	1.60%	1.80%
Enactment of Federal Tax Reform	0.00%	6.60%	0.00%
Other items	(0.40%)	0.70%	0.90%
Effective income tax rate	22.90%	43.80%	37.60%
Deferred tax assets temporary differences [Abstract]
Deferred tax liabilities, fixed assets temporary differrences	$ 880
Annual deduction for compensation paid to employee	$ 1,000
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2015
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2018
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2015
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2018